Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance For Doubtful Trade Receivables [Roll Forward]
Beginning balance	$ 3,773	$ 2,503	$ 1,002
Charge of the year	2,192	3,656	2,468
Acquisition of subsidiary	0	46	0
Unused amounts reversed	(769)	(1,314)	(237)
Used during the year	(446)	(48)	(281)
Exchange differences	(785)	(1,070)	(449)
Ending balance	$ 3,965	$ 3,773	$ 2,503